Summary of Stock-Based Compensation Expense Related to Common Stock and Common Stock Option Awards (Detail) (USD $)	2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Summary Of Stock Based Compensation Expense Related To Common Stock and Common Stock Option Awards [Line Items]
Stock-based compensation expense	$ 60,187	$ 45,286	$ 156,552	$ (22,204)	$ 1,132,210	$ 2,098,808	$ 2,157,857	$ 2,061,728
Cost of services
Summary Of Stock Based Compensation Expense Related To Common Stock and Common Stock Option Awards [Line Items]
Stock-based compensation expense	15,703	14,077	1,227	54,134	12,148	629,643	616,902	550,710
General and administrative
Summary Of Stock Based Compensation Expense Related To Common Stock and Common Stock Option Awards [Line Items]
Stock-based compensation expense	$ 44,484	$ 31,209	$ 155,325	$ (76,338)	$ 1,120,062	$ 1,469,165	$ 1,540.955	$ 1,511,018